UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Jun 30th, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent Arnett
Title:    Chief Compliance Officer
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent Arnett    Austin, TX August 2, 2010
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69
Form 13F Information Table Value Total:   $3639459
List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abercrombie & Fitch            common           002896207     6138   200000 SH       SOLE                   197000              3000
Altria Group                   common           02209S103     1072    53501 SH       SOLE                                      53501
AmeriCredit Corp.              common           03060R101    66865  3669847 SH       SOLE                  3457747            212100
American Express Co.           common           025816109    13674   344429 SH       SOLE                   331729             12700
BNY Mellon Corp                common           064058100    12618   511072 SH       SOLE                   511072
Bancorp Inc., The              common           05969A105    16122  2059060 SH       SOLE                  1787373            271687
Bank of America                common           060505104     6704   466500 SH       SOLE                   466500
Becton Dickinson               common           075887109    65616   970363 SH       SOLE                   967263              3100
Berkshire Hath Cl. A           common           084670108    18240      152 SH       SOLE                                        152
Berkshire Hath Cl. B           common           084670702     2223    27900 SH       SOLE                                      27900
CR Bard Inc.                   common           067383109   102682  1324413 SH       SOLE                  1320013              4400
Clorox Co.                     common           189054109   233929  3763338 SH       SOLE                  3701179             62159
Coca-Cola Co.                  common           191216100   335524  6694413 SH       SOLE                  6474048            220365
Colgate Palmolive              common           194162103     5560    70600 SH       SOLE                    70000               600
Comcast Corp. Spl A            common           20030N200   143537  8736258 SH       SOLE                  8619658            116600
ConocoPhillips                 common           20825C104   185377  3776270 SH       SOLE                  3758020             18250
Covidien Plc.                  common           G2554F105    12346   307275 SH       SOLE                   295000             12275
Dell Inc.                      common           24702R101     6633   550000 SH       SOLE                   550000
Dish Network Corp.             common           25470M109     7623   420000 SH       SOLE                   420000
Dun & Bradstreet Corp.         common           26483E100     2859    42600 SH       SOLE                                      42600
Ebay Inc.                      common           278642103    68397  3487847 SH       SOLE                  3354547            133300
Equifax Inc.                   common           294429105     1709    60900 SH       SOLE                                      60900
Exelon Corp.                   common           30161N101     1021    26900 SH       SOLE                                      26900
Exxon Mobil Corp.              common           30231G102     2699    47300 SH       SOLE                    35000             12300
H&R Block                      common           093671105    64145  4088276 SH       SOLE                  4026426             61850
Hewlett-Packard Co.            common           428236103    16014   370000 SH       SOLE                   370000
Johnson & Johnson              common           478160104   169666  2872779 SH       SOLE                  2771814            100965
Kraft Foods, Inc.              common           50075n104     1031    36837 SH       SOLE                                      36837
Lancaster Colony Corp.         common           513847103    39014   731140 SH       SOLE                   681639             49501
Leucadia Nat'l Corp.           common           527288104     2248   115200 SH       SOLE                                     115200
Liberty Media Int. A           common           53071M104    50454  4805181 SH       SOLE                  4554230            250951
Loews Corp.                    common           540424108    10659   320000 SH       SOLE                   320000
Lowes Companies Inc.           common           548661107     1403    68700 SH       SOLE                                      68700
MGIC Investment                common           552848103      207    30000 SH       SOLE                    30000
Markel Corp.                   common           570535104      306      900 SH       SOLE                                        900
Microsoft Corp.                common           594918104   200711  8722765 SH       SOLE                  8449745            273020
News Corp. Cl. A               common           65248E104   344768 28826752 SH       SOLE                 28476752            350000
News Corporation               common           65248E203     1108    80000 SH       SOLE                                      80000
Paychex Inc.                   common           704326107     1717    66100 SH       SOLE                                      66100
PepsiCo Inc.                   common           713448108   382015  6267671 SH       SOLE                  6201921             65750
Pfizer Inc.                    common           717081103   230107 16136514 SH       SOLE                 15886874            249640
Philip Morris Int'l            common           718172109     2485    54201 SH       SOLE                                      54201
Prestige Brands Hldgs          common           74112D101     3162   446600 SH       SOLE                   446600
Procter & Gamble Co.           common           742718109   165202  2754286 SH       SOLE                  2651889            102397
Resource America Inc.          common           761195205     6327  1643462 SH       SOLE                  1606862             36600
SLM Corp. SR NT                common           78442P304      348    20648 SH       SOLE                    17948              2700
Sara Lee Corp.                 common           803111103      237    16800 SH       SOLE                                      16800
Stryker Corp.                  common           863667101     7534   150500 SH       SOLE                   110000             40500
Sysco Corporation              common           871829107    91641  3207604 SH       SOLE                  3193004             14600
TJX Co.                        common           872540109     2295    54700 SH       SOLE                                      54700
Total System Svc. Inc.         common           891906109    40685  2991535 SH       SOLE                  2971335             20200
Toyota Industries ADR          common           892330101    27162  1080000 SH       SOLE                  1080000
Tyco International             common           H89128104     3492    99125 SH       SOLE                    87500             11625
U.S. Bancorp                   common           902973304    89227  3992251 SH       SOLE                  3969033             23218
United Healthcare              common           91324P102    57620  2028877 SH       SOLE                  2022527              6350
United Parcel Service          common           911312106     1690    29706 SH       SOLE                                      29706
Viacom Inc. Cl. A              common           92553P102      841    23575 SH       SOLE                                      23575
Viacom Inc. Cl. B              common           92553P201   200689  6397468 SH       SOLE                  6213368            184100
Wal Mart Stores Inc.           common           931142103    59939  1246913 SH       SOLE                  1193512             53401
Walgreen Co.                   common           931422109     1880    70400 SH       SOLE                                      70400
WellPoint Inc.                 common           94973V107     7364   150500 SH       SOLE                   150500
Wells Fargo & Co.              common           949746101      863    33700 SH       SOLE                    14500             19200
Wesco Financial Co.            common           950817106     1868     5780 SH       SOLE                                       5780
Western Union Co.              common           959802109     2299   154201 SH       SOLE                                     154201
WisdomTree Japan ETF                            97717W836      290 7400.000 SH       SOLE                 7400.000
Interpublic Grp. Pfd.                           460690803    22483    29010 SH       SOLE                    29000                10
SLM Corp. Pfd. A                                78442P205     6169   163200 SH       SOLE                   160000              3200
Telephone & Data Pfd.                           879433878      554    22200 SH       SOLE                                      22200
Viacom Inc. Pfd.                                92553P300      374    15000 SH       SOLE                                      15000